united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22756

Advisor Preferred Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 3/31/16

Item 1. Schedule of Investments.

Quantified Managed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Shares		Value
	COMMON STOCK - 10.1%
	BEVERAGES - 1.0%
2,182	PepsiCo, Inc.	$ 223,611

	ENVIRONMENTAL CONTROL - 1.0%
3,789	Waste Management, Inc.	223,551

	HOUSEHOLD PRODUCTS / WARES - 2.1%
2,443	Church & Dwight Co., Inc.	225,196
1,833	Clorox Co.	231,068
		456,264
	INSURANCE - 4.0%
3,158	Arch Capital Group Ltd. *	224,534
1,139	Everest Re Group Ltd.	224,873
4,534	ProAssurance Corp.	229,420
1,919	Travelers Cos., Inc.	223,966
		902,793
	REITS - 2.0%
13,618	Apollo Commercial Real Estate Finance, Inc.	221,973
33,588	MFA Financial, Inc.	230,078
		452,051

	TOTAL COMMON STOCK (Cost - $2,191,234)	2,258,270

	EXCHANGE TRADED FUNDS - 85.6%
	DEBT FUNDS - 76.9%
8,120	iShares 7-10 Year Treasury Bond ETF	895,961
7,291	iShares 20+ Year Treasury Bond ETF	952,277
8,105	iShares Core U.S. Aggregate Bond ETF	898,358
8,425	iShares iBoxx $ High Yield Corporate Bond ETF	688,238
26,635	iShares iBoxx $ Investment Grade Corporate Bond ETF	3,164,771
1,221	iShares TIPS Bond ETF	139,975
21,900	Peritus High Yield ETF	690,945
4,808	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	446,952
166,880	PowerShares Emerging Markets Sovereign Debt Portoflio	4,722,704
44,348	SPDR Barclays High Yield ETF	1,518,919
45,378	SPDR Doubleline Total Return Tactical ETF	2,240,766
1	SPDR Nuveen Barclays Municipal Bond ETF	25
10,809	Vanguard Total Bond Market ETF	894,877
		17,254,768
	EQUITY FUNDS - 8.7%
25,690	Alerian MLP ETF	280,021
8,115	iShares Select Dividend ETF	662,752
4,055	Schwab U.S. REIT ETF	167,877
14,777	SPDR Ssga Income Allocation ETF	448,186
5,340	WisdomTree LargeCap Dividend Fund	391,956
		1,950,792

	TOTAL EXCHANGE TRADED FUNDS (Cost - $19,019,467)	19,205,560

	SHORT-TERM INVESTMENTS - 3.5%
	MONEY MARKET FUNDS - 3.5%
395,173	AIM STIT - Liquid Assets Portfolio - Institutional Class 0.45% (a)	395,173
395,173	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.34% (a)	395,173
	TOTAL SHORT-TERM INVESTMENTS (Cost - $790,346)	790,346

	TOTAL INVESTMENTS - 99.2% (Cost - $22,001,047) (b)	$ 22,254,176
	OTHER ASSETS LESS LIABILITIES - 0.8%	184,586
	NET ASSETS - 100.0%	$ 22,438,762

	ETF - Exchange Traded Fund
	REIT - Real Estate Investment Trust
*	Non-Income producing investment.
(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $22,377,677 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 275,398
	Unrealized Depreciation:	(398,899)
	Net Unrealized Depreciation:	$ (123,501)

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Shares			Value
	COMMON STOCKS - 66.9%
	AIRLINES - 0.9%
34	Allegiant Travel Co.		$ 6,054
99	Hawaiian Holdings, Inc. *		4,672
221	JetBlue Airways Corp. *		4,668
104	Southwest Airlines Co.		4,659
126	United Continental Holdings, Inc. *		7,542
			27,595
	AUTO MANUFACTURERS - 1.2%
2,914	Ford Motor Co.		39,339

	AUTO PARTS & EQUIPMENT - 0.1%
114	Gentherm, Inc. *		4,741

	BANKS - 5.7%
1,543	Banco Bradesco SA - ADR		12,373
192	Bank of America Corp.		2,596
214	City Holding Co.		10,225
340	Columbia Banking System, Inc.		10,173
154	Fifth Third Bancorp		2,570
876	International Bancshares Corp.		21,602
1,020	JPMorgan Chase & Co.		60,404
233	KeyCorp		2,572
971	National Penn Bancshares, Inc.		10,331
798	NBT Bancorp, Inc.		21,506
327	Regions Financial Corp.		2,567
339	Tompkins Financial Corp.		21,696
			178,615
	BEVERAGES - 0.5%
140	PepsiCo, Inc.		14,347

	BIOTECHNOLOGY - 0.7%
161	Gilead Sciences, Inc.		14,789
2,344	PDL BioPharma, Inc.		7,806
			22,595
	CHEMICALS - 0.2%
358	Daqo New Energy Corp. * - ADR		6,662

	COMMERCIAL SERVICES - 3.8%
631	Deluxe Corp.		39,431
1,169	Kelly Services, Inc. - Class A		22,351
656	Resources Connection, Inc.		10,207
461	RR Donnelley & Sons Co.		7,560
2,028	Western Union Co.		39,120
			118,669
	COMPUTERS - 1.1%
94	Apple, Inc.		10,245
614	HP, Inc.		7,565
309	Lexmark International, Inc.		10,330
87	NCR Corp. *		2,604
56	Western Digital Corp.		2,645
			33,389
	DISTIRBUTION / WHOLESALE - 0.3%
206	Fastenal Co.		10,094

	DIVERSIFIED FINANCIAL SERVICES - 0.3%
172	INTL. FCStone, Inc. *		4,598
83	Invesco Ltd.		2,554
36	Lazard Ltd. - MLP		1,397
			8,549
Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
Shares			Value
	ELECTRIC - 2.2%
758	Cia Paranaense de Energia - ADR		$ 6,003
240	CMS Energy Corp.		10,186
448	Enersis Americas SA - ADR		6,227
95	Entergy Corp.		7,532
1,092	FirstEnergy Corp.		39,279
			69,227
	ELECTRONICS - 0.3%
550	LG Display Co. Ltd. - ADR		6,287
146	Rofin-Sinar Technologies, Inc. *		4,704
			10,991
	ENERGY - ALTERNATE SOURCES - 1.1%
1,856	FutureFuel Corp.		21,882
695	JA Solar Holdings Co. Ltd. * - ADR		5,984
585	Trina Solar Ltd. * - ADR		5,815
			33,681
	ENVIRONMENTAL CONTROL - 0.4%
242	Waste Management, Inc.		14,278

	FOOD - 0.3%
27	Cal-Maine Foods, Inc.		1,402
84	Sanderson Farms, Inc.		7,575
			8,977
	GAS - 1.1%
1,439	Questar Corp.		35,687

	HEALTHCARE - PRODUCTS - 2.1%
5,047	CryoLife, Inc.		54,255
175	ResMed, Inc.		10,119
			64,374
	HEALTHCARE - SERVICES - 1.9%
5,384	Healthways, Inc. *		54,325
73	Molina Healthcare, Inc. *		4,708
			59,033
	HOME BUILDERS - 0.1%
44	CalAtlantic Group, Inc.		1,471

	HOUSEHOLD PRODUCTS - 0.9%
156	Church & Dwight Co., Inc.		14,380
112	Clorox Co.		14,119
			28,499
	INSURANCE - 8.9%
201	Arch Capital Group Ltd. *		14,291
396	Berkshire Hathaway, Inc. *		56,184
760	Employers Holdings, Inc.		21,386
73	Everest Re Group Ltd.		14,412
272	First American Financial Corp.		10,366
726	Kemper Corp.		21,468
184	MGIC Investment Corp. *		1,411
482	ProAssurance Corp.		24,389
327	RenaissanceRe Holdings Ltd.		39,184
123	Travelers Cos., Inc.		14,355
1,379	United Fire Group, Inc.		60,428
			277,874
	MEDIA - 0.7%
357	Comcast Corp. - Class A		21,806
1	Gannett Co., Inc.		8
			21,814
	MISCELLANEOUS MANUFACTURING - 1.2%
722	Crane Co.		38,887

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
Shares			Value
	OFFICE / BUSINESS EQUIPMENT - 0.1%
240	Xerox Corp.		$ 2,678

	OIL & GAS - 1.7%
4,102	Atwood Oceanics, Inc.		37,615
1,845	Northern Oil and Gas, Inc. *		7,362
833	Transocean Ltd.		7,614
			52,591
	PACKAGING & CONTAINERS - 0.3%
167	Packaging Corp of America		10,087

	PHARMACEUTICALS - 0.5%
46	AbbVie, Inc.		2,628
22	Herbalife Ltd. *		1,354
201	Novo Nordisk A/S - ADR		10,892
			14,874
	REITS - 20.2%
410	American Capital Agency Corp.		7,638
882	Apollo Commercial Real Estate Finance, Inc.		14,377
3,970	Capstead Mortgage Corp.		39,263
1,358	Corporate Office Porperties Trust		35,634
5,473	Cousins Properties, Inc.		56,810
2,506	Duke Realty Corp.		56,485
2,022	Government Properties Income Trust		36,093
917	Kilroy Realty Corp.		56,735
496	Macerich Co.		39,303
2,387	Mack-Cali Realty Corp.		56,095
2,128	MFA Financial, Inc.		14,577
1,026	Omega Healthcare Investors, Inc.		36,218
5,870	Parkway Properties, Inc.		91,924
2,596	Pennsylvania Real Estate Investment Trust		56,723
1,803	Sabra Health Care REIT, Inc.		36,222
			634,097
	RETAIL - 2.9%
66	Cracker Barrel Old Country Store, Inc.		10,076
361	DSW, Inc.		9,978
761	Dunkin' Brands Group, Inc.		35,896
66	Express, Inc. *		1,413
352	GameStop Corp.		11,169
186	HSN, Inc.		9,730
81	McDonald's Corp.		10,180
85	Tailored Brands, Inc.		1,522
			89,964
	SAVINGS & LOANS - 1.1%
2,238	New York Community Bancorp, Inc.		35,584

	SEMICONDUCTORS - 0.3%
60	Skyworks Solutions, Inc.		4,674
240	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		6,288
			10,962
	SOFTWARE - 0.3%
329	CA, Inc.		10,130

	TELECOMMUNICATIONS - 2.2%
852	KongZhong Corp. *		6,117
291	NeuStar, Inc. *		7,159
1,875	Telephone & Data Systems, Inc.		56,419
			69,695

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
Sh ares			Value
	TRANSPORTATION - 1.3%
100	Nordic American Tankers Ltd.		$ 1,409
201	Roadrunner Transportation Systems, Inc. *		2,504
388	Teekay Tankers Ltd.		1,424
444	Union Pacific Corp.		35,320
			40,657

	TOTAL COMMON STOCKS (Cost - $2,046,690)		2,100,707

	EXCHANGE TRADED FUNDS - 18.5%
	DEBT FUNDS - 9.9%
1,103	Direxion Daily 20 Year Plus Treasury Bull 3x Shares *		104,123
786	iShares 20+ Year Treasury Bond ETF		102,660
1,194	ProShares Ultra 20+ Year Treasury		103,794
			310,577
	EQUITY FUNDS - 8.6
6,791	iShares MSCI Emerging Markets ETF		232,592
588	ProShares Ultra S&P500		37,526
			270,118

	TOTAL EXCHANGE TRADED FUNDS (Cost - $574,005)		580,695

	SHORT-TERM INVESTMENTS - 11.2%
	MONEY MARKET FUNDS - 11.2%
176,369	AIM STIT - Liquid Assets Portfolio - Institutional Class 0.45% (a)		176,369
176,369	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.34% (a)		176,369
	TOTAL SHORT-TERM INVESTMENTS (Cost - $352,738)		352,738

	TOTAL INVESTMENTS - 96.6% (Cost - $2,973,433) (b)		$ 3,034,140
	OTHER ASSETS LESS LIABILITIES - 3.4%		105,583
	NET ASSETS - 100.0%		$ 3,139,723

ADR	American Depositary Receipt
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
ETF	Exchange Traded Fund
*	Non-Income producing investment
(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $2,984,060 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 71,719
		Unrealized Depreciation:	(21,639)
		Net Unrealized Appreciation:	$ 50,080

Quantified Market Leaders Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Shares							Value
	EXCHANGE TRADED FUNDS - 77.9%
	EQUITY FUNDS - 77.9%
151,265	First Trust Morningstar Dividend Leaders Index						$ 3,879,947
58,230	iShares PHLX Semiconductor ETF						5,335,032
56,488	iShares Russell Mid-Cap Value ETF						4,006,694
139,798	iShares U.S. Real Estate ETF						10,884,672
168,733	iShares US Telecommunications ETF						5,185,165
94,372	Market Vectors Semiconductor ETF						5,198,010
291,757	Powershares Dynamic Leisure & Entertainment Portfolio						10,792,091
48,060	Powershares QQQ Trust Series 1						5,248,152
90,905	Schwab U.S. Large-Cap Value ETF						3,928,005
116,307	SPDR S&P Semiconductor ETF						5,180,314
8,744	Vanguard S&P 500 ETF						1,648,769
54,996	Vanguard Telecommunication Services ETF						5,099,229
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $62,008,137)						66,386,080

	SHORT-TERM INVESTMENTS - 5.4%
	MONEY MARKET FUNDS - 5.4%
2,288,225	AIM STIT - Liquid Assets Portfolio - Institutional Class 0.45% (a)						2,288,225
2,288,225	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.34% (a)						2,288,225
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,576,450)						4,576,450

	TOTAL INVESTMENTS - 83.3% (Cost - $66,584,587) (b)						$ 70,962,530
	OTHER ASSETS LESS LIABILITIES - 16.7%						14,248,497
	NET ASSETS - 100.0%						$ 85,211,027

	ETF - Exchange Traded Fund
(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $67,654,554 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

					Unrealized Appreciation:		$ 4,377,943
					Unrealized Depreciation:		(1,069,967)
					Net Unrealized Appreciation:		$ 3,307,976
TOTAL RETURN SWAPS
Reference Entity		Number of Shares	Notional Amount at March 31, 2016	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation
iShares Russell 1000 Growth ETF		101,908	9,841,214	1-Mth USD_LIBOR plus 30 bp	12/9/2016	Credit Suisse	327,165
iShares Russell 2000 Value ETF		67,456	6,186,761	1-Mth USD_LIBOR plus 30 bp	12/9/2016	Credit Suisse	100,813
iShares Mid-Cap Value ETF		123,906	8,559,773	1-Mth USD_LIBOR plus 30 bp	12/9/2016	Credit Suisse	228,879
iShares U.S. Real Estate ETF		69,110	5,146,836	1-Mth USD_LIBOR plus 30 bp	12/9/2016	Credit Suisse	234,069
iShares U.S. Telecommunications ETF		169,401	5,151,942	1-Mth USD_LIBOR plus 30 bp	12/9/2016	Credit Suisse	53,751
Powershares Dynamic Leisure & Entertainment Portfolio		145,037	5,151,004	1-Mth USD_LIBOR plus 30 bp	12/9/2016	Credit Suisse	213,915
Schwab U.S. Large-Cap Value ETF		257,983	10,928,831	1-Mth USD_LIBOR plus 30 bp	12/9/2016	Credit Suisse	218,615
Vanguard S&P 500 ETF		44,699	8,216,078	1-Mth USD_LIBOR plus 30 bp	12/9/2016	Credit Suisse	212,365
Total							$ 1,589,572

(1)	Interest rate is based upon predeterminied notional amounts, which may be a multiple of the number of shares plus a specified spread.

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Shares				Value
	OPEN-ENDED MUTUAL FUNDS - 21.3%
	ALTERNATIVE FUNDS - 3.6%
6,557	AQR Managed Futures Strategy Fund - Class I			$ 67,013
1,922	Schooner Hedged Alternative Income Fund - Institutional Class			90,768
				157,781
	ASSET ALLOCATION FUNDS - 7.1%
17,418	Bridgeway Managed Volatility Fund			245,942
6,089	Putnam Absolute Return 700 Fund - Class A			66,675
				312,617
	EQUITY FUNDS - 10.6%
11,736	PIMCO EqS Long/Short Fund - Institutional Class			136,372
5,856	Schwab Hedged Equity Fund			90,592
7,520	Turner Medical Sciences Long/Short Fund - Investor Class			89,413
7,374	Vanguard Market Neutral Fund - Investor Class			91,511
5,380	Wasatch Long/Short Fund - Investor Class			64,506
				472,394

	TOTAL OPEN-ENDED MUTUAL FUNDS (Cost - $979,796)			942,792

	EXCHANGE TRADED FUNDS - 62.2%
	ASSET ALLOCATION FUNDS - 6.8%
292	CurrencyShares Australian Dollar Trust			22,411
1,243	CurrencyShares Canadian Dollar Trust			94,878
427	CurrencyShares Euro Trust *			47,474
1,604	CurrencyShares Japanese Yen Trust *			137,976
				302,739
	DEBT FUNDS - 14.6%
131	iShares iBoxx $ High Yield Corporate Bond ETF			10,701
210	iShares iBoxx $ Investment Grade Corporate Bond ETF			24,952
1,281	iShares JP Morgan USD Emerging Markets Bond ETF			141,358
1,157	PIMCO Investment Grade Corporate Bond Index ETF			119,368
391	PowerShares 1-30 Laddered Treasury Portfolio			13,251
3,393	PowerShares Emerging Markets Sovereign Debt Portfolio			96,022
1,945	PowerShares Fundamental High Yield Corporate Bond Portfolio			34,621
1,420	SPDR Barclays International Treasury Bond ETF *			79,151
555	SPDR Citi International Government Inflation-Protected Bond ETF			30,170
566	Vanguard Long-Term Corporate Bond ETF			50,629
1,318	WisdomTree Emerging Markets Local Debt Fund			48,529
				648,752
	EQUITY FUNDS - 40.8%
1,623	Consumer Staples Select Sector SPDR Fund			86,100
707	Fidelity MSCI Utilities Index ETF			22,504
485	First Trust Consumer Staples AlphaDEX Fund			22,368
793	First Trust Industrials/Producer Durables AlphaDEX Fund			22,014
115	First Trust NASDAQ-100 Technology Index Fund			4,939
1,321	First Trust S&P REIT Index Fund			30,753
4,975	First Trust Utilities AlphaDEX Fund			129,250
1,656	Global X Silver Miners ETF			43,901
958	Guggenheim S&P 500 Equal Weight Consumer Staples ETF			116,636
115	Guggenheim S&P 500 Equal Weight Technology ETF			10,786
1,560	Guggenheim S&P 500 Equal Weight Utilities ETF			129,901
1,717	Industrial Select Sector SPDR Fund			95,242
177	iShares Cohen & Steers REIT ETF			18,259
75	iShares Global Tech ETF			7,489
1,106	iShares Global Telecom ETF			68,871
96	iShares North American Tech-Multimedia Networking ETF			3,511
1,392	iShares Real Estate 50 ETF			68,166
296	iShares Residential Real Estate Capped ETF			19,536
86	iShares Transportation Average ETF			12,247
413	iShares U.S. Industrials ETF			44,228
160	iShares U.S. Real Estate ETF			12,458
656	iShares US Consumer Goods ETF			73,820

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
Shares				Value
	EQUITY FUNDS - 40.8% (continued)
1,483	iShares US Telecommunications ETF			$ 45,573
343	iShares US Utilities ETF			42,422
1,348	Market Vectors Gold Miners ETF			26,933
1,168	Market Vectors Junior Gold Miners ETF			32,529
308	Market Vectors Semiconductor ETF			16,965
361	PowerShares DWA Utilities Momentum Portfolio			9,162
872	Schwab U.S. REIT ETF			36,101
1,042	SPDR Dow Jones International Real Estate ETF			43,201
338	SPDR Dow Jones REIT ETF			32,161
1,339	SPDR SSgA Global Allocation ETF			44,200
1,774	SPDR SSgA Income Allocation ETF			53,805
1,024	Sprott Gold Miners ETF			19,036
393	Technology Select Sector SPDR Fund			17,433
222	Vanguard Consumer Staples ETF			30,041
1,071	Vanguard Industrials ETF			112,669
596	Vanguard REIT ETF			49,945
1,411	Vanguard Tellecommunication Services ETF			130,828
703	WisdomTree Global ex-US Real Estate Fund			19,164
				1,805,147

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,667,865)			2,756,638

	SHORT-TERM INVESTMENTS - 14.0%
	MONEY MARKET FUNDS - 14.0%
311,067	AIM STIT - Liquid Assets Portfolio - Institutional Class 0.45% (a)			311,067
311,067	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.34% (a)			311,067
	TOTAL SHORT-TERM INVESTMENTS (Cost - $622,134)			622,134

	TOTAL INVESTMENTS - 97.5% (Cost - $4,269,795) (b)			$ 4,321,564
	OTHER ASSETS LESS LIABILITIES - 2.5%			109,216
	NET ASSETS - 100.0%			$ 4,430,780

	ETF - Exchange Traded Fund
	REIT - Real Estate Investment Trust
*	Non-Income producing investment
(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $4,308,172 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:	$ 94,723
			Unrealized Depreciation:	(81,331)
			Net Unrealized Appreciation:	$ 13,392
	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	March 31, 2016	Appreciation
3	NASDAQ 100 E-Mini Future	June-16	$ 268,575	$ 2,310

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Principal Amount ($)			Interest Rate (%)	Maturity	Value
	BONDS & NOTES - 54.1%
	AIRLINES - 1.0%
1,000,000	Southwest Airlines Co.		2.6500	11/5/2020	$ 1,020,692

	APPAREL - 1.0%
1,000,000	Ralph Lauren Corp.		2.1250	9/26/2018	1,021,337

	AUTO MANUFACTUERS - 1.0%
1,000,000	Ford Motor Credit Co. LLC		1.5000	1/17/2017	998,940

	BANKS - 16.6%
1,000,000	Bank of America Corp.		5.6250	10/14/2016	1,023,982
1,000,000	Bank of America NA		0.5500	6/9/2016	999,821
1,000,000	Bank of India/New York NY		0.7500	11/23/2016	1,000,059
1,000,000	Bank of New York Mellon Corp.		2.2000	5/15/2019	1,016,915
500,000	Beal Bank SSB		0.5500	4/20/2016	499,982
1,000,000	Capital One Financial Corp.		2.4500	4/24/2019	1,011,344
1,000,000	Citigroup, Inc.		2.5000	7/29/2019	1,014,245
1,000,000	Deutsche Bank AG/London		1.4000	2/13/2017	996,372
1,000,000	Goldman Sachs Group, Inc.		2.8750	2/25/2021	1,018,721
1,000,000	HSBC Bank USA NA		1.2500	2/8/2021	1,002,929
1,000,000	HSBC USA, Inc.		2.3500	3/5/2020	990,383
1,000,000	Huntington National Bank		2.2000	4/1/2019	998,960
1,000,000	JPMorgan Chase Bank		1.2500	2/10/2021	1,008,801
1,000,000	Safra National Bank of New York		0.5000	5/31/2016	999,868
1,000,000	Santander Bank NA		0.7500	9/23/2016	999,568
1,000,000	Toronto-Dominion Bank		2.0500	3/31/2021	1,001,387
1,000,000	WEX Bank		0.7500	12/16/2016	999,834
					16,583,171
	BEVERAGES - 1.0%
1,000,000	Anheuser-Busch InBev Finance, Inc.		1.9000	2/1/2019	1,014,698

	BIOTECHNOLOGY - 1.0%
1,000,000	Celgene Corp.		2.3000	8/15/2018	1,015,585

	CHEMICALS - 1.0%
1,000,000	Monsanto Co.		1.1500	6/30/2017	998,331

	COMMERCIAL SERVICES - 1.1%
1,000,000	Western Union Co.		3.6500	8/22/2018	1,026,804

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
1,000,000	Murray Street Investment Trust I		4.6470	3/9/2017	1,030,601

	FOOD - 2.0%
1,000,000	General Mills, Inc.		2.2000	10/21/2019	1,017,669
1,000,000	Kroger Co.		2.2000	1/15/2017	1,007,687
					2,025,356
	HEALTHCARE - PRODUCTS - 2.1%
1,000,000	St Jude Medical, Inc.		2.8000	9/15/2020	1,023,635
1,000,000	Zimmer Biomet Holdings, Inc.		2.7000	4/1/2020	1,014,958
					2,038,593
	HEALTHCARE - SERVICES - 3.0%
1,000,000	Aetna, Inc.		2.2000	3/15/2019	1,019,176
1,000,000	Laboratory Corp of America Holdings		2.2000	8/23/2017	1,005,932
1,000,000	Quest Diagnostics, Inc.		2.5000	3/30/2020	1,004,613
					3,029,721

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
Principal Amount ($)			Interest Rate (%)	Maturity	Value
	INSURANCE - 4.1%
1,000,000	American International Group, Inc.		3.3750	8/15/2020	$ 1,034,192
1,000,000	Marsh & McLennan Cos, Inc.		2.5500	10/15/2018	1,019,063
1,000,000	MetLife, Inc.		1.9030	12/15/2017	1,004,341
1,000,000	Prudential Financial, Inc.		2.3500	8/15/2019	1,013,400
					4,070,996
	INTERNET - 1.0%
1,000,000	Baidu, Inc.		2.7500	6/9/2019	1,016,424

	LEISURE TIME - 1.1%
1,000,000	Carnival Crop.		3.9500	10/15/2020	1,063,828

	MEDIA - 1.0%
1,000,000	Thomson Reuters Corp.		1.6500	9/29/2017	1,001,606

	OFFICE / BUSINESS EQUIPMENT - 0.9%
1,000,000	Xerox Corp.		2.8000	5/15/2020	943,539

	PHARMACEUTICALS - 2.6%
1,000,000	AbbVie, Inc.		1.8000	5/14/2018	1,007,235
1,000,000	AstraZeneca PLC		1.9500	9/18/2019	1,009,877
550,000	Cardinal Health, Inc.		1.7000	3/15/2018	551,636
					2,568,748
	REAL ESTATE- 0.5%
500,000	Post Apartment Homes LP		4.7500	10/15/2017	517,268

	REITS - 1.0%
1,000,000	Ventas Realty LP		1.2500	4/17/2017	996,095

	RETAIL - 2.1%
1,000,000	CVS Health Corp.		1.9000	7/20/2018	1,015,162
1,000,000	McDonald's Corp.		3.5000	7/15/2020	1,067,334
					2,082,496
	SEMICONDUCTORS - 2.0%
1,000,000	KLA-Tencor Corp.		3.3750	11/1/2019	1,016,974
1,000,000	Maxim Integrated Products, Inc.		2.5000	11/15/2018	1,006,096
					2,023,070
	SOVEREIGN - 2.9%
1,000,000	Federal Farm Credit Banks		1.8750	1/19/2021	1,000,009
925,000	Federal Home Loan Banks		0.5100	9/9/2016	925,123
1,000,000	Federal Home Loan Mortgage Corp.		1.1500	4/27/2018	1,000,244
					2,925,376
	TELECOMMUNICATIONS - 3.1%
1,000,000	AT&T, Inc.		2.4500	6/30/2020	1,014,319
1,000,000	Verizon Communications, Inc.		2.6250	2/21/2020	1,029,886
1,000,000	Vodafone Group PLC		1.5000	2/19/2018	999,401
					3,043,606

	TOTAL BONDS & NOTES (Cost - $53,731,770)				$ 54,056,881

	CERTIFICATE OF DEPOSIT - 17.2%
	AUTO MANUFACTURERS - 2.0%
1,000,000	BMW Bank of North America		1.5000	6/18/2018	1,005,670
1,000,000	BMW Bank of North America		1.6000	1/22/2019	1,007,696
					2,013,366

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
Shares			Interest Rate (%)	Maturity	Value
	BANKS - 15.2%
1,000,000	Ally Bank		1.2500	11/27/2017	$ 1,002,712
1,000,000	American Express Centurion Bank		2.0500	11/25/2019	1,014,387
1,000,000	BMO Harris Bank NA		0.9000	5/12/2017	1,001,179
1,000,000	Cadence Bank NA		1.2500	2/12/2018	1,004,651
1,000,000	Cedar Rapids Bank & Trust Co.		0.6000	8/15/2016	1,000,667
1,000,000	Comenity Capital Bank		1.6500	3/18/2021	1,001,535
1,000,000	Compass Bank		1.3500	1/2/2018	1,004,255
1,000,000	Goldman Sachs Bank USA		2.0500	1/13/2020	1,019,680
1,000,000	Goldman Sachs Bank USA		2.2500	12/9/2020	1,018,127
1,000,000	mBank/Manistique MI		1.1000	7/10/2017	1,002,475
1,000,000	Sallie Mae Bank		1.3500	12/18/2017	1,002,516
1,000,000	Sallie Mae Bank		2.1500	1/20/2021	1,021,233
1,000,000	State Bank of India		2.1500	12/16/2019	1,014,324
1,000,000	WebBank		1.2000	2/26/2019	1,003,136
1,000,000	Wells Fargo Bank NA		1.5000	12/17/2018	1,009,326
					15,120,203

	TOTAL CERTIFICATE OF DEPOSIT (Cost - 16,998,594)				17,133,569

	EXCHANGE TRADED FUNDS - 22.9%
	DEBT FUNDS - 8.0%
43,900	Guggenheim BulletShares 2017 Corporate Bond ETF				993,457
47,100	Guggenheim BulletShares 2018 Corporate Bond ETF				993,810
46,900	Guggenheim BulletShares 2019 Corporate Bond ETF				995,218
46,500	Guggenheim BulletShares 2020 Corporate Bond ETF				994,170
20,000	Guggenheim Enhanced Short Duration ETF				997,400
9,400	iShares 1-3 Year Credit Bond ETF				990,948
32,500	SPDR Barclays Short Term Corporate Bond ETF				995,475
12,300	Vanguard Short-Term Bond ETF				991,749
					7,952,227
	EQUITY FUND - 14.9%
136,400	Powershares QQQ Trust Series 1				14,894,880

	TOTAL EXCHANGE TRADED FUNDS (Cost - $21,756,757)				22,847,107

	TOTAL INVESTMENTS - 94.2% (Cost - $92,487,121) (a)				$ 94,037,557
	OTHER ASSETS LESS LIABILITIES - 5.8%				5,831,341
	NET ASSETS - 100.0%				$ 99,868,898

REIT	Real Estate Investment Trust
ETF	Exchange Traded Fund
LP	Limited Partnership
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $92,487,121 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized Appreciation:	$ 1,589,034
				Unrealized Depreciation:	(38,598)
				Net Unrealized Appreciation:	$ 1,550,436
	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
No. of			Notional Value at		Unrealized
Contracts	Name	Expiration	March 31, 2016		Appreciation
944	Nasdaq 100 E-Mini Future	June-16	$ 84,511,600		$ 873,434

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board of Trustees (“the Board”). Forward foreign exchange contracts are valued by reference to the forward exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Unadjusted Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change

Each Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarize the inputs used as of March 31, 2016 for each Fund’s assets and liabilities measured at fair value:

QUANTIFIED MANAGED BOND FUND
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 2,258,270	-	-	$ 2,258,270
Exchange Traded Funds	19,205,560	-	-	19,205,560
Short-Term Investments	790,346	-	-	790,346
Total Assets	$ 22,254,176	$ -	$ -	$ 22,254,176

QUANTIFIED ALL-CAP EQUITY FUND
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 2,100,707	$ -	$ -	$ 2,100,707
Exchange Traded Funds	580,695	-	-	580,695
Short-Term Investments	352,738	-	-	352,738
Total Assets	$ 3,034,140	$ -	$ -	$ 3,034,140
QUANTIFIED MARKET LEADERS FUND
Assets *	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$ 66,386,080	$ -	$ -	$ 66,386,080
Short-Term Investments	4,576,450	-	-	4,576,450
Total Investments	$ 70,962,530	$ -	$ -	$ 70,962,530
Derivatives
Total Return Swaps	$ 1,589,572	$ -	$ -	$ 1,589,572
Total Assets	$ 72,552,102	$ -	$ -	$ 72,552,102

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
QUANTIFIED ALTERNATIVE
Assets *	Level 1	Level 2	Level 3	Total
Investments
Open-Ended Mutual Funds	$ 942,792	$ -	$ -	$ 942,792
Exchange Traded Funds	2,756,638	-	-	2,756,638
Short-Term Investments	622,134	-	-	622,134
Total Investments	$ 4,321,564	$ -	$ -	$ 4,321,564
Derivatives
Futures Contracts	2,310	-	-	2,310
Total Assets	$ 4,323,874	$ -	$ -	$ 4,323,874

QUANTIFIED STF
Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes		$ 54,056,881	$ -	$ 54,056,881
Certificate of Deposit		17,133,569	-	17,133,569
Exchange Traded Funds	22,847,107	-	-	22,847,107
Total Investments	$ 22,847,107	$ 71,190,450	$ -	$ 94,037,557
Derivatives
Futures Contracts	873,434	-	-	873,434
Total Assets	$ 23,720,541	$ 71,190,450	$ -	$ 94,910,991

* Refer to the Portfolio of Investment for classification.
The Fund's did not hold any Level 3 securities during the period.
There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Risks of Futures Contracts – The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and movements in the price of the underlying securities or index; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for futures contracts.

The notional value of the derivative instruments outstanding as of March 31, 2016 as disclosed in each Fund's Portfolio of Investments serve as indicators of the volume of derivative activity for each Fund.

Exchange Traded Funds – Each Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Funds (“ETFs”), Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Swap Contracts - Each Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal coure of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differntials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

A Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Fund will typically enter into equity swap agreements in instances where the Advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

A Fund collateralizes swap agreements with cash and certain securities if indicated on the Portfolio of Investments of the Fund, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Fund are regularly collateralized either directly with the Fund or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisor Preferred Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 5/27/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 5/27/16

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer/Principal Financial Officer

Date 5/27/16